Variant Alternative Income Fund

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares/Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in private investment companies - 24.2%
Litigation Finance
EAJF Leveraged Feeder LP (a)(g)(h)	-	3/30/2021	$16,000,000	$16,482,692	1.1
Series 4 - Virage Capital Partners LP (a)(g)(h)	-	9/1/2018	1,256,910	1,833,793	0.1
Series 6 - Virage Capital Partners LP (a)(g)(h)	-	10/31/2019	16,000,000	19,500,939	1.3
Virage Recovery Fund (Cayman) LP (a)(g)(h)	-	8/6/2019	15,313,446	35,587,842	2.3
			48,570,356	73,405,266	4.8
Portfolio Finance
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary (a)(g)(h)	-	4/25/2018	688,463	837,738	0.0
Crestline Portfolio Financing Fund II (US), L.P. (a)(g)(h)	-	8/26/2021	872,480	925,808	0.1
Crestline Praeter, L.P. - Zoom (a)(g)(h)	-	12/26/2019	2,584,158	2,972,468	0.2
			4,145,101	4,736,014	0.3
Real Estate Debt
Bay Point Capital Partners II, LP (a)(g)(h)	-	7/2/2019	1,164,553	4,383,675	0.3
Oak Harbor Capital NPL VII, LLC (a)(g)(h)	-	3/1/2019	9,687,675	12,144,648	0.8
Quiet Credit I LLC (a)(g)(h)	-	7/15/2021	6,250,000	6,432,561	0.4
			17,102,228	22,960,884	1.5
Real Estate Equity
Montreux Healthcare Fund PLC (a)(h)	41,749	2/1/2018	58,792,884	64,182,444	4.2
Prime Storage Fund II (Cayman), LP (a)(g)(h)	-	11/20/2017	1,481,241	1,349,744	0.1
			60,274,125	65,532,188	4.3
Royalties
MEP Capital III GP, LLC (a)(g)(h)	-	11/1/2021	3,895,211	4,032,335	0.3
MEP Capital III GP, LLC - Co-investment Culture Works (a)(g)(h)	-	11/3/2021	2,000,000	2,119,391	0.1
MEP Capital II GP, LLC - Co-investment Sound Royalties (a)(g)(h)	-	8/3/2021	2,000,000	2,111,700	0.1
MEP Capital II GP, LLC (a)(g)(h)	-	11/27/2020	9,308,410	9,739,323	0.7
			17,203,621	18,002,749	1.2
Secondaries
Armadillo Financial Fund LP (a)(g)(h)	-	12/28/2018	55,955	8,504	0.0
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P. (a)(g)(h)	-	11/1/2021	447,243	910,042	0.1
Marathon Structured Product Strategies Fund, LP (a)(g)(h)	-	3/27/2019	193,157	682,541	0.0
North Haven Offshore Infrastructure Partners A L.P. (a)(g)(h)	-	7/18/2019	1,566,729	1,447,209	0.1
PWP Asset Based Income ASP Fund (a)(g)(h)	-	3/29/2019	916,560	1,147,047	0.1
Thor Urban Property Fund II Liquidating Trust (a)(h)	35,695	12/30/2019	4,829,713	1,009,701	0.1
			8,009,357	5,205,044	0.4
Specialty Finance
Blue Elephant Financing Fund I, L.P. (a)(g)(h)	-	3/29/2019	1,035,104	491,054	0.0
CoVenture - Amzn Credit Opportunities Fund LP (a)(g)(h)	-	3/11/2021	20,000,000	20,495,378	1.4
CoVenture Credit Opportunities Partners Fund LP (a)(g)(h)	-	2/28/2020	20,000,000	20,606,931	1.4
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series) (a)(g)(h)	-	2/5/2021	3,000,000	3,034,021	0.2
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series) (a)(g)(h)	-	7/12/2021	7,500,000	7,574,598	0.5
CoVenture - No1 Credit Opportunities Fund LLC (a)(g)(h)	-	12/12/2019	1,000,000	1,012,371	0.1
DelGatto Diamond Fund QP, LP (a)(g)(h)	-	10/3/2019	18,750,000	21,932,064	1.5
OHPC LP Founders Class Interest 1.25% (a)(g)(h)	-	5/27/2021	6,201,494	5,292,201	0.3
OHP II LP (a)(g)(h)	-	3/7/2019	8,213,319	8,281,511	0.5
Silverpeak Special Situations Lending Onshore Fund LP (a)(g)(h)	-	10/19/2021	3,248,740	3,514,659	0.2
Turning Rock Fund I LP (a)(g)(h)	-	11/29/2019	6,978,778	7,687,988	0.5
Turning Rock Fund II LP (a)(g)(h)	-	12/29/2021	2,008,205	2,002,067	0.1
			97,935,640	101,924,843	6.7
Transportation Finance
Aero Capital Solutions Feeder Fund III, LP (a)(g)(h)	-	9/13/2021	16,904,172	17,476,793	1.2
Aero Capital Solutions Fund, LP (a)(g)(h)	-	1/17/2019	1,876,350	1,975,987	0.1
Aero Capital Solutions Fund II, LP (a)(g)(h)	-	9/16/2019	40,196,149	46,944,723	3.1
American Rivers Fund, LLC (a)(g)(h)	-	5/2/2019	22,972,826	7,348,471	0.5
Hudson Transport Real Asset Fund LP (a)(g)(h)	-	8/31/2018	1,336,964	1,561,054	0.1
			83,286,461	75,307,028	5.0
Total investments in private investment companies			336,526,889	367,074,016	24.2

Variant Alternative Income Fund

Schedule of Investments

January 31, 2022 (Unaudited) (continued)

	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Investments in credit facilities - 45.3%
Litigation Finance
Experity Ventures, LLC, due 11/4/2026 (a)(b)	11/10/2021	9,358,956	9,358,956	0.6
Kerberos Capital Management and SPV I, 17.0%, due 9/11/2024 (a)(b)	12/29/2018	55,870,332	55,870,332	3.7
Kerberos Capital Management and SPV - (Luckett), 19.0%, due 9/11/2024 (a)(b)	1/29/2020	8,282,200	8,282,200	0.6
Kerberos Capital Management SPV I LLC (Pulvers), 20.0%, due 8/16/2024 (a)(b)	11/19/2020	10,729,963	10,729,963	0.7
Legal Capital Products, LLC, due 10/7/2028 (a)(b)	10/7/2021	10,803,632	10,803,632	0.7
		95,045,083	95,045,083	6.3
Portfolio Finance
BA Tech Master, LP, 15.0%, due 10/1/2022 (a)(b)	10/2/2018	4,690,374	4,690,374	0.3
Citrix Finance, LLC, due 11/4/2022 (a)(b)	11/4/2021	20,000,000	20,000,000	1.3
Delgatto Diamond Finance Fund, L.P., due 5/26/2022 (a)(b)	5/28/2021	37,000,000	37,000,000	2.4
Fairway America Fund (VII and VIIQP) LP, 7.0%, due 7/1/2022 (a)(b)	11/29/2019	5,500,000	5,500,000	0.4
Stage Point Capital, LLC, 7.0%, due 5/31/2022 (a)(b)	5/21/2019	13,000,000	13,000,000	0.9
Viscogliosi Brothers, LLC, due 10/31/2023 (a)(b)	3/2/2020	5,112,800	5,112,800	0.3
		85,303,174	85,303,174	5.6
Real Estate Debt
Initiative Ireland Limited, due 6/30/2022 (a)(b)	1/7/2022	4,071,203	4,046,957	0.3
Pier Asset Management (Series 5), due 11/7/2022 (a)(b)	4/27/2021	9,486,500	9,486,500	0.6
TAILOR RIDGE CAPITAL MANAGEMENT, LLC, due 6/30/2022 (a)(b)(c)	3/2/2020	2,125,000	2,125,000	0.1
VIETNAM PROPERTY FINTECH LTD, due 11/24/2023 (a)(b)	11/24/2021	720,000	720,000	0.1
		16,402,703	16,378,457	1.1
Real Estate Equity
ArrowMark Commercial Real Estate Partners, LLC, 13.0%, due 3/31/2024 (a)(b)	9/26/2019	10,000,000	10,000,000	0.6
Royalties
ARC LPW I, LLC, 13.0%, due 3/31/2024 (a)(b)	9/26/2019	39,325,569	39,325,569	2.6

Specialty Finance
5 Core Capital LLC, 13.0%, due 9/30/2022 (a)(b)	10/28/2020	3,832,150	3,832,150	0.3
KY LAN ASSET FINANCE 1, due 4/30/2022 (a)(b)	1/26/2022	895,264	895,264	0.1
ACMV Factor Finance SPV LLC, due 11/8/2023 (a)(b)	11/24/2021	6,235,000	6,235,000	0.4
Advantech Servicios Financieros, (a)(b)	11/5/2020	12,635,000	12,635,000	0.8
Aion Acquisition, LLC, 0.0%, due 6/30/2022 (a)(b)	3/31/2021	1,638,572	664,059	0.0
Aion Acquisition, LLC, 0.0%, due 3/31/2022 (a)(b)	3/31/2021	538,513	868,098	0.1
Aion Acquisition, LLC, 0.0%, due 3/31/2023 (a)(b)	3/31/2021	762,810	762,810	0.1
Art Lending, Inc. (Dart Milano S.R.L), 9.5%, due 4/7/2022 (a)(b)	4/14/2021	12,154,496	12,154,496	0.8
Art Lending, Inc. (Dart Milano S.R.L 2), 9.5%, due 4/7/2022 (a)(b)	12/17/2021	13,957,126	13,957,126	0.9
Art Lending, Inc. (Procacini S.L. - 1), 10.0%, due 2/28/2022 (a)(b)	8/26/2020	2,512,000	2,512,000	0.2
Art Lending, Inc. (Procacini S.L. - 2), 9.5%, due 4/7/2022 (a)(b)	4/14/2021	5,899,920	5,899,920	0.4
Art Money International, Co., 8.0%, due 12/9/2023 (a)(b)	12/9/2019	435,000	435,000	0.0
Art Money U.S., Inc., 11.0%, due 7/1/2023 (a)(b)	6/12/2018	2,000,000	2,000,000	0.1
AVISTA COLOMBIA S.A.S, 13.0%, due 4/29/2024 (a)(b)	3/29/2021	4,760,000	4,760,000	0.3
Bandon VAIF, LLC, 12.0%, due 2/9/2023 (a)(b)	2/10/2020	6,430,747	4,482,622	0.3
Bastion Funding IV LLC, due 12/31/2024 (a)(b)	1/19/2022	4,879,651	4,879,651	0.3
Bastion Funding IV LLC, due 8/31/2024 (a)(b)	1/19/2022	8,300,000	8,300,000	0.5
Bastion Funding IV LLC, due 7/15/2024 (a)(b)	1/19/2022	6,228,000	6,228,000	0.4
BPIIHR HOLDCO, LLC, due 10/28/2026 (a)(b)	11/1/2021	2,020,000	2,020,000	0.1
Coromandel Credit Facility, 12.0%, due 7/30/2022 (a)(b)	1/13/2020	30,261,000	30,261,000	2.0
EDU Growth Capital Management PTE, Ltd., 12.5%, due 11/19/2023 (a)(b)	4/27/2021	2,527,660	2,527,660	0.2
Equity Link, S.A.P.I. De C.V., 15.0%, due 4/29/2024 (a)(b)	4/29/2021	2,870,000	2,870,000	0.2
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 10.25%, due 4/14/2023 (a)(b)	4/14/2021	7,652,000	7,241,569	0.5
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 11.25%, due 1/20/2023 (a)(b)	1/20/2021	10,000,000	9,416,729	0.6
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 13.0%, due 11/6/2022 (a)(b)	11/6/2020	30,000,000	30,188,854	2.0
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 12.5%, due 9/7/2023 (a)(b)	9/7/2021	10,000,000	9,470,447	0.6
Grupo Olinx, S.A.P.I. de C.V., SOFOM, E.N.R., due 8/20/2024 (a)(b)	8/12/2021	7,000,000	7,000,000	0.5
Hash Maps Labs, Inc., 12.0%, due 3/21/2024 (a)(b)	3/23/2021	2,474,447	2,474,447	0.2
Knickerbocker Funding LLC, due 2/14/2022 (a)(b)	9/20/2019	1,081,481	1,081,481	0.1
Lambda School II SPV LLC, 12.0%, due 10/25/2025 (a)(b)	10/19/2020	1,177,696	1,177,696	0.1
Lambda School III SPV LLC, 12.0%, due 8/18/2024 (a)(b)	6/18/2021	2,270,682	2,270,682	0.1
LCA Crackpital, S.A.P.I. de C.V. SOFOM, E.N.R., 15.25%, due 3/12/2023 (a)(b)	4/21/2021	3,500,086	3,500,086	0.2
Lendable Asset Management LLC, 14.0%, due 1/13/2024 (a)(b)	1/13/2021	5,000,000	5,000,000	0.3
Lendable Asset Management LLC, 14.0%, due 12/7/2024 (a)(b)	1/10/2022	5,000,000	5,000,000	0.3
OHP II LP - Byzfunder Funding, LLC, due 4/22/2024 (a)(b)	9/3/2021	4,742,841	4,742,841	0.3
OHP II LP - Progress Funding, LLC, due 6/30/2022 (a)(b)	9/17/2019	1,284,490	1,284,490	0.1
OHP II LP - Wall St. Funding, 11.0%, due 2/18/2023 (a)(b)	5/7/2021	6,763,115	6,763,115	0.4
PT Awan Tunai Indonesia, 12.29%, due 9/9/2023 (a)(b)	9/9/2020	11,500,200	11,500,200	0.8
PT SOLUSI DIGITAL INTERASIA, 9.3%, due 11/30/2022 (a)(b)	11/11/2020	3,800,000	3,800,000	0.2
RAINFOREST LIFE PTE. LTD., due 8/20/2024 (a)(b)	8/20/2021	7,310,933	7,310,933	0.5
RIVONIA ROAD FUND LP due 10/31/2024 (a)(b)	11/12/2021	1,526,300	1,526,300	0.1
RKB Bridge Solutions Credit Facility, 7.0%, due 12/10/2022 (a)(b)	12/13/2019	9,500,000	9,500,000	0.6
Salaryo Credit Facility, 12.0%, due 12/19/2022 (a)(b)	1/30/2020	3,210,662	3,210,662	0.2
Star Strong Capital, 12.0%, due 11/1/2023 (a)(b)	8/9/2019	19,214,945	19,109,945	1.3
TCM Produce LLC, 9.0%, due 10/15/2022 (a)(b)	5/19/2021	10,295,000	10,295,000	0.7
Upper90 SPV Loan, 11.0%, due 3/2/2022 (a)(b)	11/27/2019	1,032,314	1,032,314	0.1
Vantage Borrower SPV I LLC, 16.5%, due 4/30/2024 (a)(b)	9/11/2020	3,000,000	3,000,000	0.2
		300,110,101	296,077,647	19.5

Trade Finance
Drip Trade Finance Series 2020-L, 7.0%, due 2/28/2022 (a)(b)	7/30/2020	1,000,000	1,000,000	0.1
Drip Trade Finance Series 2020-P, 7.0%, due 2/28/2022 (a)(b)	8/28/2020	2,000,000	2,000,000	0.1
Drip Trade Finance Series 2020-W, 7.0%, due 2/28/2022 (a)(b)	10/30/2020	1,000,000	1,000,000	0.1
Octagon Asset Management, LLC - (Deal: CTI #10 Beilai), 85.26%, due 4/30/2022 (a)(b)	2/19/2021	6,214,228	6,214,228	0.4
Octagon Asset Management, LLC - (Deal: Farla), 27.3%, due 4/30/2022 (a)(b)	10/2/2020	11,960,777	11,960,777	0.4
Octagon Asset Management, LLC - (Deal: Farla McBliss), 22.8%, due 4/30/2022 (a)(b)	4/12/2021	39,587,871	39,587,871	2.6
Octagon Asset Management, LLC - (Deal: Medcare Edma), 47.44%, due 4/30/2022 (a)(b)	10/1/2020	26,670,861	26,670,861	2.1
Octagon Asset Management, LLC - (Deal: Moonie), 29.4%, due 4/30/2022 (a)(b)	12/4/2020	2,954,250	2,954,250	0.1
Octagon Asset Management, LLC - (Deal: Tru Grit 7), 24.0%, due 4/30/2022 (a)(b)	3/9/2021	20,110,409	20,110,409	1.5
Octagon Asset Management, LLC - (Deal: Hanes #1), 24.0%, due 4/30/2022 (a)(b)	9/3/2021	925,812	925,812	0.1
		112,424,208	112,424,208	7.4
Transportation Finance
OHP II LP - Signet Martime Corporation 10.5%, due 6/30/2022 (a)(b)(c)	3/2/2020	3,932,509	3,932,509	0.3

Warehouse Facilities
Edly WH Investors 2019-1, LLC, 12.0%, due 9/30/2023 (a)(b)(d)	10/9/2019	2,625,729	2,625,729	0.2
Homelight Homes Real Estate, LLC, 12.0%, due 2/28/2022 (a)(b)	10/8/2020	24,231,565	24,231,565	1.6
Rivonia Road Accept, LLC, 8.0%, due 11/12/2022 (a)(b)	2/5/2021	2,327,530	2,327,530	0.1
		29,184,824	29,184,824	1.9
Total investments in credit facilities		691,728,171	687,671,471	45.3

Variant Alternative Income Fund

Schedule of Investments

January 31, 2022 (Unaudited) (continued)

	Shares/Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in special purpose vehicles - 11.8%
Litigation Finance
YS CF LawFF VII LLC (a)(b)	-	4/5/2018	500,000	500,000	0.0
Real Estate Debt
Monticello Funding, LLC Series BTH-3 (a)(g)(h)	-	6/29/2018	619,612	619,612	0.0
Monticello Funding, LLC Series BTH-31 (a)(g)(h)	-	5/29/2019	664,422	664,422	0.0
Monticello Funding, LLC Series BTH-43 (a)(g)(h)	-	3/24/2020	850,000	850,000	0.1
Monticello Funding, LLC Series BTH-45 (a)(g)(h)	-	11/6/2020	700,000	700,000	0.1
Monticello Funding, LLC Series BTH-47 (a)(g)(h)	-	12/22/2020	3,000,000	3,000,000	0.2
Monticello Funding, LLC Series BTH-48 (a)(g)(h)	-	7/23/2021	2,250,000	2,250,000	0.1
Monticello Funding, LLC Series BTH-49 (a)(g)(h)	-	8/16/2021	592,105	592,105	0.0
Monticello Funding, LLC Series BTH-53 (a)(g)(h)	-	12/10/2021	1,000,000	1,000,000	0.1
Monticello Funding, LLC Series BTH-54 (a)(g)(h)	-	12/17/2021	1,990,161	1,987,801	0.1
Monticello Funding, LLC Series BTH-55 (a)(g)(h)	-	12/17/2021	2,500,000	2,497,158	0.2
Monticello Funding, LLC Series BTH-56 (a)(g)(h)	-	12/17/2021	7,333,857	7,333,857	0.5
Monticello Structured Products, LLC Series MSP-17 (a)(g)(h)	-	12/13/2021	2,000,000	2,000,000	0.1
			23,500,157	23,494,955	1.5
Real Estate Equity
CX Alexandria Depositor, LLC (a)(g)(h)	-	10/22/2021	8,350,000	6,427,807	0.4
CX Cypress McKinney Falls Depositor, LLC (a)(g)(h)	-	11/24/2021	8,850,000	9,221,942	0.6
CX EOS Orlando Depositor, LLC (a)(g)(h)	-	8/10/2021	80,000	81,473	0.0
CX Heritage Depositor, LLC (a)(g)(h)	-	9/15/2021	4,500,000	4,795,644	0.3
CX Highland Depositor, LLC (a)(g)(h)	-	9/20/2021	184,250	192,391	0.0
CX Liberty Mill Depositor, LLC (a)(g)(h)	-	11/15/2021	4,355,000	4,425,563	0.3
CX Riverstone Depositor, LLC (a)(g)(h)	-	9/15/2021	4,000,000	4,222,027	0.3
CX Station at Clift Farm Depositor, LLC (a)(g)(h)	-	12/27/2021	11,800,000	12,175,660	0.8
Windsor Hill Bridge, LLC (a)(g)(h)	-	7/29/2021	3,300,000	3,568,882	0.3
			45,419,250	45,111,389	3.0
Royalties
Round Hill Music Carlin Coinvest, LP (e)(g)(h)	-	10/1/2017	929,104	1,163,614	0.1
Specialty Finance
Cirrix Investments, LLC (a)(g)(h)	-	1/27/2022	5,000,000	5,000,000	0.3
CoVenture - Clearbanc Special Assets Fund LP (a)(g)(h)	-	3/12/2019	1,500,000	1,513,356	0.1
PSC US BADGER LLC (a)(g)(h)	-	10/20/2021	11,424,000	11,430,706	0.8
Segregated Investment Vehicle I, SP (a segregated portfolio of Lendable SPC), 12.18%, due 6/30/2022 (a)(g)(h)	-	7/31/2020	89,900,000	90,829,990	6.0
Upper90 ClearFund I, L.P. (a)(g)(h)	-	3/28/2019	190,184	363,499	0.0
			108,014,184	109,137,551	7.2
Transportation Finance
YS Vessel Deconstruction I (a)(b)	-	8/26/2018	500,000	200,000	0.0
Total investments in special purpose vehicles			178,862,695	179,607,509	11.8

	Shares/Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in direct equities - 0.1%
Royalties
ARC LPW I, LLC Warrants, due 3/31/2024 (a)(b)	3,063	10/3/2019	0	79,490	0.0
Specialty Finance
Aion Financial - Equity (a)(b)	-	3/31/2021	22	349,126	0.0
Art Lending, Inc. (Dart Milano Profit Share), due 4/7/2022 (a)(b)	-	6/2/2021	0	21,783	0.0
Art Lending, Inc. (Dart Milano 2 Profit Share), due 12/20/2022 (a)(b)	-	12/17/2021	0	62,310	0.0
Art Lending, Inc. (Procacini S.L. - 1 Profit Share), due 2/28/2022 (a)(b)	-	8/26/2020	0	205,064	0.0
Art Lending, Inc. (Procacini S.L. - 2 Profit Share), due 4/7/2022 (a)(b)	-	4/14/2021	0	495,720	0.0
Art Money U.S., Inc. - Convertible Shares, due 12/9/2023 (a)(b)	-	11/5/2021	0	59,661	0.0
Coromandel SPV LLC - Warrants, due 7/30/2022 (a)(b)	-	9/8/2021	0	107,553	0.0
RAINFOREST LIFE PTE. LTD. - Warrants (a)(b)	8,878	8/20/2021	0	16,676	0.0
Vantage Borrower SPV I LLC Warrants, due 4/30/2024 (a)(b)	29,207	1/27/2021	0	514,472	0.1
			22	1,832,365	0.1
Trade Finance
Octagon Asset Management, LLC - (Deal: Tru Grit 7) - Warrants, due 4/30/2022 (a)(b)	-	5/18/2021	0	292,500	0.0
Total investments in direct equities			22	2,204,355	0.1

Shares
	Investments in money market instruments - 15.8%
239,611,528	GS Financial Square Government Fund, Institutional Shares, 0.03% (a)(f)	239,611,528	239,611,528	15.8
	Total investments in money market instruments	239,611,528	239,611,528	15.8

	Total Investments (cost $1,446,729,305)		$1,476,168,879	97.2
	Other assets less liabilities		42,187,568	2.8
	Net Assets		$1,518,356,447	100.0

(a)	Security serves as collateral for the Fund's revolving credit facility, when in use during the year. See Note 10.
(b)	Value was determined using significant unobservable inputs.
(c)	Variable rate security.
(d)	Variable maturity dates maturing through 9/30/2023.
(e)	100% of this special purpose vehicle is invested in one music catalog.
(f)	Rate listed is the 7-day effective yield at 1/31/2022.
(g)	Private investment company or special purpose vehicle does not issue shares or units.
(h)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 13 for respective investment strategies and redemptive restrictions.

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	45.3%
Private Investment Companies	24.2%
Special Purpose Vehicles	11.8%
Direct Equities	0.1%
Short-Term Investments	15.8%
Total Investments	97.2%
Other assets less liabilities	2.8%
Total Net Assets	100.0%

Variant Alternative Income Fund

Schedule of Investments

January 31, 2022

FUTURES CONTRACTS

	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Australian Dollar	March 2022	(816)	(58,072,530)	(57,727,920)	344,610
CME Euro Dollar	March 2022	(29)	(4,122,022)	(4,079,575)	42,447

TOTAL FUTURES CONTRACTS			$(62,194,552)	$(61,807,495)	$387,057

Variant Alternative Income Fund

Notes to Schedule of Investments

January 31, 2022 (Unaudited)

1. Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Prior to investing in any Underlying Fund, the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund bases its NAV on valuations of its interests in Underlying Funds provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Committee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Committee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Committee may have limited ability to assess the accuracy of these valuations.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Committee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Futures

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

2. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

At January 31, 2022, the Fund had a private investment company of $36,497,884 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, a premium in the range of 0.65 - 1.9x has been applied to the investment’s practical expedient value. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by real estate. The debt offerings are short-term in nature and carry a fixed interest rate. During the period ended January 31, 2022, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally categorized in Level 3 of the fair value hierarchy, while others are measured based on NAV as a practical expedient.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of January 31, 2022. During the period ended January 31, 2022, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit sharing instruments. The Fund has determined to value its investments in direct equities through a discounted cash flow or market approach method as of January 31, 2022. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of January 31, 2022. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$-	$-	$36,497,884	$330,576,132	$367,074,016
Credit Facilities	-	-	687,671,471	-	687,671,471
Special Purpose Vehicles	-	-	16,033,857	163,573,652	179,607,509
Direct Equities	-	-	2,204,355	-	2,204,355
Short-Term Investments	239,611,528	-	-	-	239,611,528
Total Investments	$239,611,528	$-	$742,407,567	$494,149,784	$1,476,168,879

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

Other Financial Instruments[1]
Futures Contracts	$387,057	$-	$-	$-	$387,057
Total Assets	$239,998,585	$-	$742,407,567	$494,149,784	$1,476,555,936

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(d) Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended January 31, 2022:

	Private Investment Companies	Credit Facilities	Special Purpose Vehicles	Direct Equities
April 30, 2021	$42,805	$409,848,148	$700,000	$1,485,207
Realized gains (losses)	-	-	-	-
Unrealized gains (losses)	17,665,509	(6,609,197)		719,148
Transfers Into Level 3	18,420,073		-	-
Transfers Out of Level 3	(42,805)	-	-	-
Purchases	447,243	458,973,228	15,333,857	22
Sales	(34,941)	(174,540,708)	-	(22)
January 31, 2022	$36,497,884	$687,671,471	$16,033,857	$2,204,355

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of January 31, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$ 36,497,884	Cost Income approach Asset approach	Recent transaction price Allocation % Market Valuation Ownership % Historical Rate of Return Discount Rate	N/A 2.94% - 3.18% $451,075,575-$615,386,042 2.29 -11.98%
Credit Facilities	687,671,471	Cost Discounted Cash Flow	Recent transaction price Interest Rate Discount Rate	N/A 7.00% - 24.00% 10.00%
Special Purpose Vehicles	16,033,857	Cost	Recent transaction price	N/A
Direct Equities	2,204,355	Discounted Cash Flow Market Approach	Discount Rate Ownership % Probability Weighting 3rd Party Market Valuation Price per share	15.0% - 30.0% 0.04% - 7.50% 75.00% $600,000 - $80,000,000 $20.53

The following table represents investment strategies and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of January 31, 2022.

Security Description	Investment Category	Fair Value	Redemption Frequency	Redemption Notice Period
Aero Capital Solutions Feeder Fund III, LP	Private LPs (2)	17,476,793	None	N/A
Aero Capital Solutions Fund, L.P.	Private LPs (2)	1,975,987	None	N/A
Aero Capital Solutions Fund II, L.P.	Private LPs (2)	46,944,723	None	N/A
American Rivers Fund, LLC	Private LPs (2)	7,348,471	Annually (December)	Subject to a 3 year lock up period from initial funding. Redemptions are permitted in December every year paid out 25% per quarter.
Armadillo Financial Fund L.P.	Private LPs (1)	8,504	None	N/A
Bay Point Capital Partners II, L.P.	Private LPs (4)	4,383,675	Quarterly	Beginning 12 months from the origination date of each the contribution, 25% withdrawals are permitted on the last day of any calendar quarter provided that a 30 days written notice is submitted.
Blue Elephant Financing Fund I, L.P.	Private LPs (7)	491,054	None	N/A
CoVenture - Amzn Credit Opportunities Fund LP	Private LPs (7)	20,495,378	Quarterly	At least a 90 day written notice to the general partner prior to each calendar quarter-end.
CoVenture - Clearbanc Special Assets Fund L.P.	SPVs (7)	1,513,356	None	N/A
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series)	Private LPs (7)	3,034,021	None	N/A

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series)	Private LPs (7)	7,574,598	None	N/A
CoVenture Credit Opportunities Partners Fund L.P.	Private LPs (7)	20,606,931	Quarterly	Withdrawals are permitted quarterly, subject to a 1-year “soft” lockup period, with capital proceeds returned as and when they are realized. Withdrawal notification is 90 days.
CoVenture - No1 Credit Opportunities Fund LLC	Private LPs (7)	1,012,371	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days' notice as of the end of any calendar quarter.
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidary	Private LPs (3)	837,738	None	N/A
Crestline Portfolio Financing Fund II (US), L.P.	Private LPs (3)	925,808	None	N/A
Crestline Praeter, L.P. - Zoom	Private LPs (3)	2,972,468	None	N/A
CX Alexandria Depositor, LLC	SPVs (5)	6,427,807	None	N/A
CX Cypress McKinney Falls Depositor, LLC	SPVs (5)	9,221,942	None	N/A
CX EOS Orlando Depositor, LLC	SPVs (5)	81,473	None	N/A
CX Heritage Depositor, LLC	SPVs (5)	4,795,644	None	N/A
CX Highland Depositor, LLC	SPVs (5)	192,391	None	N/A
CX Liberty Mill Depositor, LLC	SPVs (5)	4,425,563	None	N/A
CX Riverstone Depositor, LLC	SPVs (5)	4,222,027	None	N/A
CX Station at Clift Farm Depositor, LLC	SPVs (5)	12,175,660	None	N/A
DelGatto Diamond Finance Fund QP, L.P.	Private LPs (7)	21,932,064	Monthly	Upon fully called committed capital, redemptions are permitted at the end of each calendar month with at least a 90 day notice. Any redemption made within 1 year of subscription is subject to a 5% early redemption penalty.
EAJF Leveraged Feeder LP	Private LPs (3)	16,482,692	Quarterly	After 36 months of lock up, each limited partner may provide a written notice 60 days prior to each calendar quarter-end to withdraw any portion of it's capital account balance.
Hudson Transport Real Asset Fund L.P.	Private LPs (2)	1,561,054	Quarterly	Subject to a 2 year lock up period. Subsequently, can submit a withdrawal of interest form effective as of the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k. However, the GP of the Fund may designate additional withdrawal dates or reduce notice periods at its sole discretion.
Marathon Structured Product Strategies Fund, L.P.	Private LPs (1)	682,541	None	N/A
MEP Capital II GP, LLC	Private LPs (9)	9,739,323	None	N/A
MEP Capital II GP, LLC - Co-investment Sound Royalties	Private LPs (9)	2,111,700	None	N/A
MEP Capital III GP, LLC	Private LPs (9)	4,032,335	None	N/A
MEP Cultureworks	Private LPs (9)	2,119,391	None	N/A
Monticello Funding, LLC Series BTH 3	SPVs (4)	619,612	None	N/A
Monticello Funding, LLC Series BTH 31	SPVs (4)	664,422	None	N/A
Monticello Funding, LLC Series BTH 43	SPVs (4)	850,000	None	N/A

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

Monticello Funding, LLC Series BTH 45	SPVs (4)	700,000	None	N/A
Monticello Funding, LLC Series BTH 47	SPVs (4)	3,000,000	None	N/A
Monticello Funding, LLC Series BTH 48	SPVs (4)	2,250,000	None	N/A
Monticello Funding, LLC Series BTH 49	SPVs (4)	592,105	None	N/A
Monticello Funding, LLC Series BTH 54	SPVs (4)	1,987,801	None	N/A
Monticello Funding, LLC Series BTH 55	SPVs (4)	2,497,158	None	N/A
Montreux Healthcare Fund PLC	Private LPs (5)	64,182,444	Quarterly	180 Business Days’ prior written notice is required for a quarterly Valuation Day, such quarters being 31 March, 30 June, 30 September and 31 December. Quarterly redemptions representing more than 10% of a Shareholder’s holding will require not less than 12 months’ notice.
North Haven Offshore Infrastructure Partners A L.P.	Private LPs (1)	1,447,209	None	N/A
Oak Harbor Capital NPL VII, LLC	Private LPs (4)	12,144,648	None	N/A
OHPC LP Founders Class Interest	Private LPs (7)	5,292,201	None	N/A
OHP II L.P.	Private LPs (7)	8,281,511	None	N/A
Prime Storage Fund II (Cayman), L.P.	Private LPs (5)	1,349,744	None	N/A
PSC US BADGER LLC	SPVs (7)	11,430,706	None	N/A
PWP Asset Based Income ASP Fund	Private LPs (1)	1,147,047	None	N/A
Quiet Credit I LLC	Private LPs (4)	6,432,561	None	N/A
Round Hill Music Carlin Coinvest, L.P.	SPVs (9)	1,163,614	None	N/A
Segregated Investment Vehicle I, SP (a segregated portfolio of Lendable SPC)	SPVs (7)	90,829,990	None	N/A
Series 4 - Virage Capital Partners L.P.	Private LPs (3)	1,833,793	None	N/A
Series 6 - Virage Capital Partners L.P.	Private LPs (3)	19,500,939	None	N/A
Silverpeak Special Situations Lending Onshore Fund LP	Private LPs (7)	3,514,659	None	N/A

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2022 (Unaudited)

Thor Urban Property Fund II Liquidating Trust	Private LPs (1)	1,009,701	None	N/A
Turning Rock Fund I LP	Private LPs (7)	7,687,988	None	N/A
Turning Rock Fund II LP	Private LPs (7)	2,002,067	None	N/A
Upper90 ClearFund I, L.P.	SPVs (7)	363,499	None	N/A
Windsor Hill Bridge, LLC	SPVs (5)	3,568,882	None	N/A
Total		$ 494,149,784

[1]	Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.
[2]	Private partnerships in transportation finance. These partnerships provide financing of transportation assets (aircraft, ships, railcars, trucking, or shipping containers) through equity and/or debt investments.
[3]	Private partnerships and special purpose vehicles in litigation finance. These strategies consists of loans to law firms backed by the expected value of contingency fees received from future case settlements.
[4]	Real estate debt private partnerships. These are extensions of new debt backed by real estate assets or the purchase of existing loans backed by residential or commercial real estate assets.
[5]	Real estate equity partnerships that consists of equity investments backed by commercial real estate.
[6]	Private partnerships that are in portfolio finance, a special scenario where a loan to the borrower is collateralized by all of the assets in a private investment vehicle.
[7]	Private partnerships that are in specialty finance investments. Such partnerships invests in institutional loan to a non-bank, private lender, which uses the capital to make loans in their particular vertical.
[8]	A warehouse facility is an institutional loan to a pool of assets where the underlying collateral is expected to only stay in the pool for a short period of time.
[9]	Private partnerships and special purpose vehicles that invests in and/or purchases royalties. These royalties are the financial claim to the revenue generated from an asset such as the usage of copyrighted music, licensing payments on intellectual property, or oil and gas production.
[10]	Private partnership that invests in insurance receivables. The investment is backed by the recovery of conditional payments advanced by Medicare Advantage Organizations.